Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Related Party [Abstract]
Salaries and benefits	$ 954	$ 916	$ 3,099	$ 2,824
Share-based compensation	425	486	2,106	1,110
Compensation expense	$ 1,379	$ 1,402	$ 5,205	$ 3,934